Average Annual Total Returns - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Tech Hardware Portfolio	Apr. 29, 2025
Select Tech Hardware Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	22.44%
Past 5 years	16.07%
Past 10 years	14.00%
Select Tech Hardware Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	20.26%
Past 5 years	13.18%
Past 10 years	11.13%
Select Tech Hardware Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	14.63%
Past 5 years	12.19%
Past 10 years	10.58%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1531
Average Annual Return:
Past 1 year	19.63%
Past 5 years	15.05%
Past 10 years	11.24%